Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Movements of Called Up Share Capital (Parenthetical) (Details) - £ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Value per share	£ 0.25	£ 0.25	£ 0.25